Earnings or Loss per CPO/Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings or Loss per CPO/Share
Summary of weighted average for basic (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series "A," Series "B," Series "D," and Series "L" Shares (not in the form of CPO units)

For the years ended December 31, 2023 and 2022, the weighted average for basic (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2023	2022
Total Shares	327,174,298	331,143,326
CPOs	2,316,161	2,353,417
Shares not in the form of CPO units:
Series “A” Shares	56,182,809	55,792,921
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of basic (loss) earnings per CPO and per each Series "A," Series "B," Series "D," and Series "L" Share (not in the form of a CPO unit) attributable to stockholders of the company

	2023				2022				2021
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.01)	Ps.	(0.03)	Ps.	(4.06)	Ps.	(0.03)	Ps.	(0.16)	Ps.	0.00
Discontinued operations		0.00		0.00		19.86		0.17		2.33		0.02
Basic (loss) earnings per CPO/Share attributable to stockholders of the Company	Ps.	(3.01)	Ps.	(0.03)	Ps.	15.80	Ps.	0.14	Ps.	2.17	Ps.	0.02

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.

Summary of weighted average for diluted (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series "A," Series "B," Series "D," and Series "L" Shares

For the years ended December 31, 2023 and 2022, the weighted average for diluted (loss) earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2023	2022
Total Shares	343,520,658	351,466,191
CPOs	2,412,277	2,480,187
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of diluted (loss) earnings per CPO and per each Series "A," Series "B," Series "D," and Series "L" Share (not in the form of a CPO unit) attributable to stockholders of the company

	2023				2022				2021
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(3.01)	Ps.	(0.03)	Ps.	(4.06)	Ps.	(0.03)	Ps.	(0.16)	Ps.	0.00
Discontinued operations		0.00		0.00		19.86		0.17		2.33		0.02
Diluted (loss) earnings per CPO/Share attributable to stockholders of the Company	Ps.	(3.01)	Ps.	(0.03)	Ps.	15.80	Ps.	0.14	Ps.	2.17	Ps.	0.02

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.